Subsequent events	12 Months Ended
Jun. 30, 2020
Subsequent events
Subsequent events

22    Subsequent events

Acquisition of a school

On July 15, 2020, the Group entered into a sponsorship transfer agreement with Hailiang Investment to acquire 100% sponsorship of Jinhua Hailiang Foreign Language School, with a total consideration of RMB34,000. The school is located in Jinhua City, Zhejiang Province, which can accommodate up to 900 students. On September 16, 2020, the Group obtained the relevant administrative approval and completed all the required process to obtain the sponsorship of the school. The transaction will be accounted for as a business combination between entities under common control.